2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 56 .2%
Communication Services — 6.7%
Alphabet Inc ....................... 5,960 996,452
AT&T Inc .......................... 4,294 94,468
Charter Communications Inc
(1)
........... 64 20,741
Comcast Corp ...................... 2,372 99,078
Electronic Arts Inc ................... 176 25,245
Liberty Global Ltd
(1)
................... 752 16,251
Lumen Technologies Inc
(1)
.............. 647 4,594
Meta Platforms Inc ................... 1,212 693,797
Netflix Inc
(1)
........................ 239 169,516
News Corp ........................ 807 22,556
Omnicom Group Inc .................. 247 25,537
Pinterest Inc
(1)
...................... 407 13,175
ROBLOX Corp
(1)
..................... 357 15,801
Roku Inc
(1)
......................... 131 9,780
Spotify Technology SA
(1)
................ 85 31,325
Take-Two Interactive Software Inc
(1)
........ 127 19,521
TEGNA Inc ........................ 1,181 18,636
T-Mobile US Inc ..................... 268 55,305
Trade Desk Inc/The
(1)
................. 281 30,812
Verizon Communications Inc ............ 2,477 111,242
Walt Disney Co/The .................. 1,052 101,192
Warner Bros Discovery Inc
(1)
............. 2,227 18,373
2,593,397
Consumer Discretionary — 8.9%
Abercrombie & Fitch Co
(1)
............... 42 5,876
Airbnb Inc
(1)
........................ 274 34,746
Amazon.com Inc
(1)
................... 5,209 970,593
Aptiv PLC
(1)
........................ 221 15,914
AutoZone Inc
(1)
...................... 11 34,650
Bath & Body Works Inc ................ 266 8,491
Best Buy Co Inc ..................... 138 14,255
Booking Holdings Inc ................. 20 84,242
BorgWarner Inc ..................... 500 18,145
Brunswick Corp/DE .................. 229 19,195
Burlington Stores Inc
(1)
................ 48 12,647
Caesars Entertainment Inc
(1)
............. 292 12,188
CarMax Inc
(1)
....................... 198 15,321
Carnival Corp
(1)
..................... 796 14,710
Carvana Co
(1)
....................... 68 11,839
Cava Group Inc
(1)
.................... 57 7,059
Century Communities Inc ............... 182 18,742
Chipotle Mexican Grill Inc
(1)
............. 827 47,652
Coupang Inc
(1)
...................... 747 18,339
Darden Restaurants Inc ................ 115 18,875
Deckers Outdoor Corp
(1)
................ 102 16,264
Dick's Sporting Goods Inc .............. 45 9,392
Domino's Pizza Inc ................... 27 11,614
DoorDash Inc
(1)
..................... 211 30,116
DR Horton Inc ...................... 179 34,148
DraftKings Inc
(1)
..................... 380 14,896
Duolingo Inc
(1)
...................... 34 9,589
eBay Inc .......................... 371 24,156
Expedia Group Inc
(1)
.................. 93 13,766
Floor & Decor Holdings Inc
(1)
............. 105 13,038
Ford Motor Co ...................... 2,449 25,861
GameStop Corp
(1)
.................... 166 3,806
Garmin Ltd ........................ 87 15,315
General Motors Co ................... 691 30,984
Genuine Parts Co .................... 138 19,276
Graham Holdings Co .................. 27 22,186
Hilton Worldwide Holdings Inc ........... 188 43,334
Home Depot Inc/The .................. 552 223,670
Lear Corp ......................... 178 19,429
Lennar Corp
(1)
...................... 1,210 209,257
Lowe's Cos Inc ..................... 337 91,276
Lululemon Athletica Inc
(1)
............... 82 22,251
Marriott International Inc/MD ............ 156 38,782
McDonald's Corp .................... 404 123,022
MGM Resorts International
(1)
............. 285 11,141
Movado Group Inc ................... 654 12,164
NIKE Inc .......................... 692 61,173
Norwegian Cruise Line Holdings Ltd
(1)
...... 427 8,758
O'Reilly Automotive Inc
(1)
............... 35 40,306
Pool Corp ......................... 41 15,449
PulteGroup Inc ...................... 222 31,864
Rivian Automotive Inc
(1)
................ 627 7,035
Ross Stores Inc ..................... 221 33,263
Royal Caribbean Cruises Ltd ............ 160 28,378
Starbucks Corp ..................... 649 63,271
Steven Madden Ltd .................. 452 22,143
Tesla Inc
(1)
......................... 1,569 410,497
TJX Cos Inc/The ..................... 635 74,638
Toll Brothers Inc ..................... 148 22,865
TopBuild Corp
(1)
..................... 33 13,425
Tractor Supply Co .................... 78 22,693
Tri Pointe Homes Inc
(1)
................. 504 22,836
Ulta Beauty Inc
(1)
.................... 39 15,176
Williams-Sonoma Inc ................. 111 17,196
Yum! Brands Inc ..................... 185 25,846
3,409,024
Consumer Staples — 1.4%
Altria Group Inc ..................... 358 18,272
Archer-Daniels-Midland Co ............. 113 6,751
Bunge Global SA .................... 38 3,672
Casey's General Stores Inc ............. 11 4,133
Celsius Holdings Inc
(1)
................. 51 1,599
Coca-Cola Co/The ................... 667 47,931
Colgate-Palmolive Co ................. 176 18,270

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Constellation Brands Inc ............... 42 10,823
Costco Wholesale Corp ................ 78 69,149
Dollar General Corp .................. 45 3,806
Dollar Tree Inc
(1)
..................... 50 3,516
elf Beauty Inc
(1)
..................... 13 1,417
Estee Lauder Cos Inc/The .............. 58 5,782
General Mills Inc .................... 141 10,413
Hershey Co/The ..................... 38 7,288
Kellanova ......................... 52 4,197
Kenvue Inc ........................ 379 8,766
Keurig Dr Pepper Inc .................. 250 9,370
Kimberly-Clark Corp .................. 82 11,667
Kraft Heinz Co/The ................... 231 8,110
Kroger Co/The ...................... 152 8,710
Lamb Weston Holdings Inc .............. 39 2,525
McCormick & Co Inc/MD ............... 76 6,255
Mondelez International Inc .............. 270 19,891
Monster Beverage Corp
(1)
............... 166 8,660
PepsiCo Inc ........................ 242 41,152
Performance Food Group Co
(1)
............ 61 4,781
Philip Morris International Inc ............ 293 35,570
Procter & Gamble Co/The .............. 420 72,744
Sysco Corp ........................ 117 9,133
Target Corp ........................ 89 13,871
US Foods Holding Corp
(1)
............... 88 5,412
Walmart Inc ....................... 759 61,289
544,925
Financials — 5.2%
Affirm Holdings Inc
(1)
.................. 75 3,062
Aflac Inc .......................... 174 19,453
Allstate Corp/The .................... 89 16,879
American Express Co ................. 159 43,121
American International Group Inc ......... 241 17,648
Ameriprise Financial Inc ............... 34 15,974
Aon PLC .......................... 57 19,721
Apollo Global Management Inc ........... 155 19,361
Arch Capital Group Ltd
(1)
............... 122 13,649
Ares Management Corp ................ 69 10,753
Arthur J Gallagher & Co ................ 73 20,540
Atlantic Union Bankshares Corp .......... 368 13,863
Bank of America Corp ................. 1,774 70,392
Bank of New York Mellon Corp/The ........ 251 18,037
Berkshire Hathaway Inc
(1)
.............. 481 221,385
BlackRock Inc ...................... 44 41,778
Blackstone Inc ...................... 205 31,392
Block Inc
(1)
........................ 184 12,352
Capital One Financial Corp .............. 136 20,363
Cboe Global Markets Inc ............... 37 7,580
Charles Schwab Corp/The .............. 410 26,572
Chubb Ltd ......................... 116 33,453
Citigroup Inc ....................... 517 32,364
Citizens Financial Group Inc ............. 316 12,978
CME Group Inc ...................... 97 21,403
Coinbase Global Inc
(1)
................. 59 10,512
Corpay Inc
(1)
....................... 32 10,008
Discover Financial Services ............. 85 11,925
Equitable Holdings Inc ................. 216 9,078
Euronet Worldwide Inc
(1)
............... 93 9,228
Fidelity National Information Services Inc .... 195 16,331
First Busey Corp .................... 650 16,913
First Citizens BancShares Inc/NC ......... 4 7,364
First Financial Corp/IN ................. 346 15,172
First Merchants Corp ................. 421 15,661
Fiserv Inc
(1)
........................ 183 32,876
Global Payments Inc .................. 95 9,730
Goldman Sachs Group Inc/The ........... 90 44,560
Great Southern Bancorp Inc ............. 246 14,098
Hartford Financial Services Group Inc/The ... 134 15,760
Heritage Commerce Corp .............. 1,319 13,032
Intercontinental Exchange Inc ............ 163 26,184
Jefferies Financial Group Inc ............ 161 9,910
JPMorgan Chase & Co ................ 751 158,356
KeyCorp .......................... 470 7,872
Kinsale Capital Group Inc ............... 8 3,725
KKR & Co Inc ....................... 192 25,071
Loews Corp ........................ 318 25,138
LPL Financial Holdings Inc .............. 26 6,048
Marsh & McLennan Cos Inc ............. 147 32,794
Mastercard Inc ..................... 221 109,130
MetLife Inc ........................ 206 16,991
Moody's Corp ...................... 49 23,255
Morgan Stanley ..................... 328 34,191
MSCI Inc .......................... 23 13,407
Northern Trust Corp .................. 126 11,344
NU Holdings Ltd/Cayman Islands
(1)
........ 906 12,367
Old National Bancorp/IN ............... 788 14,704
PayPal Holdings Inc
(1)
................. 303 23,643
PNC Financial Services Group Inc/The ...... 116 21,443
Principal Financial Group Inc ............ 132 11,339
Progressive Corp/The ................. 163 41,363
Prudential Financial Inc ................ 118 14,290
Raymond James Financial Inc ........... 75 9,185
Robinhood Markets Inc
(1)
............... 254 5,949
S&P Global Inc ...................... 88 45,463
State Street Corp .................... 130 11,501
SVB Financial Group
(1)
................. 798 9
Synchrony Financial .................. 221 11,023
T Rowe Price Group Inc ................ 105 11,438
Toast Inc
(1)
........................ 183 5,181
Travelers Cos Inc/The ................. 77 18,027
Truist Financial Corp .................. 432 18,477
United Bankshares Inc/WV .............. 422 15,656
US Bancorp ........................ 453 20,716
Visa Inc .......................... 422 116,029
Wells Fargo & Co .................... 929 52,479

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Willis Towers Watson PLC .............. 42 12,370
2,012,389
Health Care — 4.6%
Abbott Laboratories .................. 465 53,015
AbbVie Inc ........................ 470 92,816
Agilent Technologies Inc ............... 101 14,996
Align Technology Inc
(1)
................. 32 8,138
Alnylam Pharmaceuticals Inc
(1)
........... 37 10,176
Amgen Inc ........................ 145 46,720
Atea Pharmaceuticals Inc
(1)
............. 1,281 4,291
Avantor Inc
(1)
....................... 288 7,451
Avidity Biosciences Inc
(1)
............... 54 2,480
Baxter International Inc ................ 216 8,201
Beam Therapeutics Inc
(1)
............... 118 2,891
Becton Dickinson & Co ................ 85 20,493
Biogen Inc
(1)
....................... 51 9,886
BioMarin Pharmaceutical Inc
(1)
........... 77 5,412
Blueprint Medicines Corp
(1)
.............. 46 4,255
Boston Scientific Corp
(1)
................ 416 34,861
Bristol-Myers Squibb Co ............... 584 30,216
Cardinal Health Inc ................... 85 9,394
Cencora Inc ........................ 45 10,129
Centene Corp
(1)
..................... 177 13,325
Cigna Group/The .................... 78 27,022
Cooper Cos Inc/The .................. 73 8,055
Crinetics Pharmaceuticals Inc
(1)
.......... 76 3,884
CVS Health Corp .................... 366 23,014
Danaher Corp ...................... 177 49,210
Denali Therapeutics Inc
(1)
............... 159 4,632
Dexcom Inc
(1)
....................... 124 8,313
Edwards Lifesciences Corp
(1)
............ 193 12,736
Elanco Animal Health Inc
(1)
.............. 237 3,481
Elevance Health Inc .................. 65 33,800
Eli Lilly & Co ....................... 230 203,766
Exact Sciences Corp
(1)
................. 64 4,360
Fulgent Genetics Inc
(1)
................. 267 5,802
GE HealthCare Technologies Inc .......... 148 13,890
Gilead Sciences Inc .................. 353 29,595
HCA Healthcare Inc ................... 56 22,760
Humana Inc ....................... 36 11,403
Ideaya Biosciences Inc
(1)
............... 124 3,928
IDEXX Laboratories Inc
(1)
............... 29 14,651
Illumina Inc ........................ 62 8,085
Incyte Corp
(1)
....................... 122 8,064
Insmed Inc
(1)
....................... 55 4,015
Inspire Medical Systems Inc
(1)
............ 12 2,533
Insulet Corp
(1)
...................... 29 6,750
Intellia Therapeutics Inc
(1)
.............. 233 4,788
Intuitive Surgical Inc
(1)
................. 100 49,127
IQVIA Holdings Inc
(1)
.................. 63 14,929
Johnson & Johnson .................. 627 101,612
Labcorp Holdings Inc ................. 37 8,269
Lantheus Holdings Inc
(1)
................ 25 2,744
McKesson Corp ..................... 35 17,305
Medtronic PLC ...................... 376 33,851
Merck & Co Inc ..................... 684 77,675
Mettler-Toledo International Inc
(1)
......... 7 10,498
Moderna Inc
(1)
...................... 100 6,683
Molina Healthcare Inc
(1)
................ 22 7,580
Natera Inc
(1)
........................ 51 6,474
Neurocrine Biosciences Inc
(1)
............ 40 4,609
Pennant Group Inc/The
(1)
............... 153 5,462
Penumbra Inc
(1)
..................... 24 4,663
Pfizer Inc ......................... 1,581 45,754
Regeneron Pharmaceuticals Inc
(1)
......... 29 30,486
Repligen Corp
(1)
..................... 29 4,316
ResMed Inc ........................ 47 11,474
REVOLUTION Medicines Inc
(1)
............ 102 4,626
Revvity Inc ........................ 69 8,815
Rhythm Pharmaceuticals Inc
(1)
........... 82 4,296
Sarepta Therapeutics Inc
(1)
.............. 31 3,872
Schrodinger Inc/United States
(1)
.......... 203 3,766
STERIS PLC ........................ 43 10,429
Stryker Corp ....................... 104 37,571
Syndax Pharmaceuticals Inc
(1)
........... 272 5,236
Tenet Healthcare Corp
(1)
................ 40 6,648
Thermo Fisher Scientific Inc ............. 99 61,238
TransMedics Group Inc
(1)
............... 18 2,826
United Therapeutics Corp
(1)
............. 18 6,450
UnitedHealth Group Inc ................ 246 143,831
Universal Health Services Inc ............ 28 6,412
US Physical Therapy Inc ............... 90 7,617
Vaxcyte Inc
(1)
....................... 80 9,142
Veeva Systems Inc
(1)
.................. 52 10,913
Vertex Pharmaceuticals Inc
(1)
............ 71 33,021
Viatris Inc ......................... 760 8,824
Viking Therapeutics Inc
(1)
............... 38 2,406
Waters Corp
(1)
...................... 28 10,077
West Pharmaceutical Services Inc ......... 23 6,904
Zoetis Inc ......................... 137 26,767
1,772,881
Industrials — 2.5%
3M Co ........................... 93 12,713
Advanced Drainage Systems Inc .......... 21 3,300
AECOM ........................... 40 4,131
Amentum Holdings Inc
(1)
............... 30 967
AMETEK Inc ....................... 39 6,697
API Group Corp
(1)
.................... 93 3,071
Automatic Data Processing Inc ........... 64 17,711
Axon Enterprise Inc
(1)
................. 13 5,195
Boeing Co/The
(1)
..................... 97 14,748
Booz Allen Hamilton Holding Corp ......... 25 4,069
Broadridge Financial Solutions Inc ......... 26 5,591
Builders FirstSource Inc
(1)
.............. 24 4,653
Carlisle Cos Inc ..................... 12 5,397
Carrier Global Corp ................... 144 11,591

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Caterpillar Inc ...................... 78 30,507
CH Robinson Worldwide Inc ............. 23 2,539
Chart Industries Inc
(1)
................. 13 1,614
Cintas Corp ........................ 56 11,529
Clean Harbors Inc
(1)
................... 15 3,626
Comfort Systems USA Inc .............. 9 3,513
Copart Inc
(1)
........................ 162 8,489
Core & Main Inc
(1)
.................... 56 2,486
CSX Corp ......................... 345 11,913
Cummins Inc ....................... 25 8,095
Curtiss-Wright Corp .................. 14 4,602
Dayforce Inc
(1)
...................... 39 2,389
Deere & Co ........................ 42 17,528
Delta Air Lines Inc ................... 130 6,603
Dover Corp ........................ 33 6,327
Eaton Corp PLC ..................... 65 21,544
EMCOR Group Inc .................... 14 6,027
Emerson Electric Co .................. 97 10,609
Ennis Inc ......................... 217 5,277
Enpro Inc ......................... 24 3,892
Equifax Inc ........................ 23 6,759
Fastenal Co ........................ 112 7,999
FedEx Corp ........................ 38 10,400
Ferguson Enterprises Inc ............... 132 26,211
Flowserve Corp ..................... 111 5,738
Fortive Corp ....................... 72 5,683
Fortune Brands Innovations Inc ........... 49 4,387
Franklin Electric Co Inc ................ 55 5,765
FTAI Aviation Ltd .................... 21 2,791
GE Vernova Inc
(1)
.................... 46 11,729
Generac Holdings Inc
(1)
................ 15 2,383
General Dynamics Corp ................ 46 13,901
General Electric Co ................... 178 33,567
GXO Logistics Inc
(1)
................... 75 3,905
HEICO Corp
(1)
....................... 310 63,166
Hexcel Corp ....................... 44 2,721
Honeywell International Inc ............. 108 22,325
Howmet Aerospace Inc ................ 74 7,419
Hubbell Inc ........................ 11 4,712
Illinois Tool Works Inc ................. 49 12,841
Ingersoll Rand Inc ................... 76 7,460
ITT Inc ........................... 37 5,532
Jacobs Solutions Inc .................. 30 3,927
JB Hunt Transport Services Inc ........... 23 3,964
Johnson Controls International plc ......... 117 9,080
Kforce Inc ......................... 62 3,810
L3Harris Technologies Inc .............. 35 8,325
Leidos Holdings Inc .................. 28 4,564
Lockheed Martin Corp ................. 33 19,290
Masco Corp ....................... 57 4,785
Nordson Corp ...................... 15 3,939
Norfolk Southern Corp ................. 38 9,443
Northrop Grumman Corp ............... 23 12,146
NV5 Global Inc
(1)
..................... 41 3,833
nVent Electric PLC ................... 55 3,864
Old Dominion Freight Line Inc ............ 37 7,350
Otis Worldwide Corp .................. 71 7,380
Owens Corning ..................... 25 4,413
PACCAR Inc ........................ 87 8,585
Park Aerospace Corp ................. 180 2,345
Parker-Hannifin Corp ................. 21 13,268
Paychex Inc ....................... 58 7,783
Pentair PLC ........................ 47 4,596
Quanta Services Inc .................. 29 8,646
RB Global Inc ....................... 131 10,544
Regal Rexnord Corp .................. 18 2,986
Republic Services Inc ................. 31 6,226
Resources Connection Inc .............. 267 2,590
Rockwell Automation Inc ............... 22 5,906
RTX Corp ......................... 214 25,928
Saia Inc
(1)
......................... 5 2,186
Southwest Airlines Co ................. 117 3,467
SPX Technologies Inc
(1)
................ 17 2,711
SS&C Technologies Holdings Inc .......... 62 4,601
Stanley Black & Decker Inc ............. 34 3,744
Sunrun Inc
(1)
....................... 56 1,011
Tetra Tech Inc ...................... 65 3,065
Textron Inc ........................ 54 4,783
Timken Co/The ..................... 62 5,226
Toro Co/The ....................... 23 1,995
Trane Technologies PLC ................ 37 14,383
TransDigm Group Inc ................. 10 14,271
TransUnion ........................ 39 4,083
Trex Co Inc
(1)
....................... 34 2,264
Uber Technologies Inc
(1)
................ 326 24,502
UFP Industries Inc ................... 34 4,461
Union Pacific Corp ................... 95 23,416
United Airlines Holdings Inc
(1)
............ 70 3,994
United Parcel Service Inc ............... 120 16,361
United Rentals Inc ................... 12 9,717
Veralto Corp ....................... 46 5,146
Verisk Analytics Inc ................... 24 6,431
Vertiv Holdings Co ................... 65 6,467
Waste Management Inc ................ 64 13,286
Watsco Inc ........................ 9 4,427
Werner Enterprises Inc ................ 123 4,747
WESCO International Inc ............... 19 3,192
Westinghouse Air Brake Technologies Corp ... 35 6,362
Woodward Inc ...................... 16 2,744
WW Grainger Inc .................... 8 8,310
XPO Inc
(1)
......................... 26 2,795
Xylem Inc/NY ....................... 48 6,481
966,482
Information Technology — 22.5%
Accenture PLC ...................... 378 133,615
Adobe Inc
(1)
........................ 256 132,552
Advanced Energy Industries Inc .......... 458 48,200

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Advanced Micro Devices Inc
(1)
........... 886 145,375
Amdocs Ltd ........................ 875 76,545
Amphenol Corp ..................... 1,113 72,523
Analog Devices Inc ................... 313 72,043
Apple Inc ......................... 7,826 1,823,458
Applied Materials Inc ................. 520 105,066
AppLovin Corp
(1)
..................... 204 26,632
Arista Networks Inc
(1)
................. 183 70,239
Atlassian Corp
(1)
..................... 131 20,804
Autodesk Inc
(1)
...................... 196 53,994
Broadcom Inc ...................... 2,455 423,488
Cadence Design Systems Inc
(1)
........... 202 54,748
Cisco Systems Inc ................... 2,615 139,170
Cognizant Technology Solutions Corp ....... 786 60,664
Crowdstrike Holdings Inc
(1)
.............. 132 37,022
Datadog Inc
(1)
...................... 288 33,137
Dell Technologies Inc ................. 196 23,234
Fair Isaac Corp
(1)
.................... 22 42,757
First Solar Inc
(1)
..................... 73 18,209
Fortinet Inc
(1)
....................... 424 32,881
Intel Corp ......................... 2,396 56,210
International Business Machines Corp ...... 572 126,458
Intuit Inc .......................... 171 106,191
Keysight Technologies Inc
(1)
............. 198 31,468
KLA Corp ......................... 91 70,471
Knowles Corp
(1)
..................... 2,869 51,728
Lam Research Corp .................. 89 72,631
Littelfuse Inc ....................... 200 53,050
Marvell Technology Inc ................ 534 38,512
Microchip Technology Inc .............. 518 41,590
Micron Technology Inc ................ 653 67,723
Microsoft Corp ...................... 3,990 1,716,897
MicroStrategy Inc
(1)
................... 106 17,872
Monolithic Power Systems Inc ........... 38 35,131
NVIDIA Corp ....................... 12,773 1,551,153
ON Semiconductor Corp
(1)
.............. 335 24,324
Oracle Corp ........................ 895 152,508
Palantir Technologies Inc
(1)
.............. 1,245 46,314
Palo Alto Networks Inc
(1)
............... 187 63,917
QUALCOMM Inc ..................... 655 111,383
Roper Technologies Inc ................ 124 68,999
Salesforce Inc ...................... 545 149,172
ServiceNow Inc
(1)
.................... 121 108,221
Snowflake Inc
(1)
..................... 237 27,222
Super Micro Computer Inc
(1)
............. 34 14,158
Synopsys Inc
(1)
...................... 114 57,728
Texas Instruments Inc ................. 515 106,384
Workday Inc
(1)
...................... 145 35,439
8,649,210
Materials — 2.2%
Air Products and Chemicals Inc .......... 126 37,515
Albemarle Corp ..................... 78 7,387
Alcoa Corp ........................ 170 6,559
Amcor PLC ........................ 858 9,721
Arcadium Lithium PLC
(1)
............... 1,064 3,032
ATI Inc
(1)
.......................... 82 5,487
Avery Dennison Corp ................. 60 13,246
Avient Corp ........................ 131 6,592
Axalta Coating Systems Ltd
(1)
............ 173 6,261
Ball Corp ......................... 200 13,582
Berry Global Group Inc ................ 99 6,730
Cabot Corp ........................ 42 4,694
Carpenter Technology Corp ............. 30 4,787
Celanese Corp ...................... 92 12,508
CF Industries Holdings Inc .............. 109 9,352
Chemours Co/The ................... 137 2,784
Cleveland-Cliffs Inc
(1)
................. 354 4,521
Coeur Mining Inc
(1)
................... 376 2,587
Commercial Metals Co ................ 101 5,551
Corteva Inc ........................ 407 23,928
CRH PLC .......................... 379 35,148
Crown Holdings Inc .................. 77 7,383
Dow Inc .......................... 415 22,671
DuPont de Nemours Inc ................ 245 21,832
Eagle Materials Inc ................... 32 9,205
Eastman Chemical Co ................. 95 10,635
Ecolab Inc ......................... 139 35,491
Element Solutions Inc ................. 217 5,894
FMC Corp ......................... 80 5,275
Freeport-McMoRan Inc ................ 830 41,434
Graphic Packaging Holding Co ........... 250 7,397
HB Fuller Co ....................... 112 8,891
Hecla Mining Co ..................... 524 3,495
Huntsman Corp ..................... 272 6,582
International Flavors & Fragrances Inc ...... 155 16,264
International Paper Co ................. 209 10,210
Linde PLC ......................... 262 124,937
Louisiana-Pacific Corp ................ 48 5,158
LyondellBasell Industries NV ............. 155 14,864
Martin Marietta Materials Inc ............ 38 20,453
Mosaic Co/The ..................... 226 6,052
Newmont Corp ..................... 661 35,330
Nucor Corp ........................ 141 21,198
Packaging Corp of America ............. 57 12,278
PPG Industries Inc ................... 144 19,074
Reliance Inc ....................... 35 10,122
Royal Gold Inc ...................... 49 6,875
RPM International Inc ................. 91 11,011
Sherwin-Williams Co/The .............. 131 49,999
Smurfit WestRock PLC ................ 180 8,896
Southern Copper Corp ................. 56 6,478
Steel Dynamics Inc ................... 94 11,852
United States Steel Corp ............... 138 4,876
Vulcan Materials Co .................. 85 21,287
825,371

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Real Estate — 2.2%
Alexandria Real Estate Equities Inc ........ 106 12,588
Alpine Income Property Trust Inc .......... 278 5,060
American Homes 4 Rent ............... 195 7,486
American Tower Corp ................. 246 57,210
Americold Realty Trust Inc .............. 195 5,513
AvalonBay Communities Inc ............. 82 18,471
Brixmor Property Group Inc ............. 248 6,909
BXP Inc .......................... 101 8,126
Camden Property Trust ................ 60 7,412
CBRE Group Inc
(1)
.................... 175 21,784
Chatham Lodging Trust ................ 523 4,456
CoStar Group Inc
(1)
................... 225 16,974
Cousins Properties Inc ................ 181 5,336
Crown Castle Inc .................... 236 27,997
CubeSmart ........................ 149 8,021
Cushman & Wakefield PLC
(1)
............. 269 3,666
Digital Realty Trust Inc ................. 174 28,158
EastGroup Properties Inc ............... 34 6,352
Equinix Inc ........................ 50 44,381
Equity LifeStyle Properties Inc ........... 111 7,919
Equity Residential .................... 215 16,009
Essex Property Trust Inc ............... 37 10,931
Extra Space Storage Inc ............... 115 20,722
Federal Realty Investment Trust .......... 66 7,588
First Industrial Realty Trust Inc ........... 96 5,374
Gaming and Leisure Properties Inc ........ 167 8,592
Gladstone Land Corp ................. 386 5,365
Global Net Lease Inc .................. 607 5,111
Healthcare Realty Trust Inc .............. 293 5,318
Healthpeak Properties Inc .............. 437 9,994
Host Hotels & Resorts Inc .............. 437 7,691
Invitation Homes Inc .................. 354 12,482
Iron Mountain Inc .................... 156 18,537
Jones Lang LaSalle Inc
(1)
............... 34 9,174
Kilroy Realty Corp .................... 130 5,031
Kimco Realty Corp ................... 446 10,356
Lamar Advertising Co ................. 51 6,814
Macerich Co/The .................... 182 3,320
Mid-America Apartment Communities Inc .... 65 10,328
Newmark Group Inc .................. 259 4,022
Omega Healthcare Investors Inc .......... 155 6,309
Postal Realty Trust Inc ................. 518 7,584
Prologis Inc ........................ 490 61,877
Public Storage ...................... 86 31,293
Realty Income Corp .................. 463 29,363
Regency Centers Corp ................. 126 9,101
Rexford Industrial Realty Inc ............. 146 7,345
Ryman Hospitality Properties Inc .......... 45 4,826
SBA Communications Corp ............. 60 14,442
Seaport Entertainment Group Inc
(1)
........ 6 165
Seaport Entertainment Group Inc
(1)
........ 6 18
Simon Property Group Inc .............. 174 29,409
SL Green Realty Corp ................. 61 4,246
Sun Communities Inc ................. 72 9,731
Terreno Realty Corp .................. 78 5,213
UDR Inc .......................... 192 8,705
Ventas Inc ......................... 232 14,878
VICI Properties Inc ................... 583 19,420
Vornado Realty Trust .................. 116 4,570
Welltower Inc ...................... 312 39,945
Weyerhaeuser Co .................... 448 15,169
WP Carey Inc ....................... 136 8,473
Zillow Group Inc
(1)
.................... 123 7,617
826,277
Total Common Stocks (United States)
(Cost $ 19,512,271 ) ................. 21,599,956
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 0
Total Preferred Stock (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 4 .3%
U.S. Fixed Income — 4.0%
Baird Core Plus Bond Fund - Class I ....... 38,235 398,028
BrandywineGLOBAL High Yield Fund - Class IS 17,312 179,353
Dodge & Cox Income Fund - Class I ........ 10,386 134,392
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 16,424 181,483
Fidelity Total Bond Fund - Class Z ......... 32,280 315,379
Frost Total Return Bond Fund - Class I ...... 5,909 59,268
iShares 20+ Year Treasury Bond ETF
(2)
...... 2,820 276,642
1,544,545
International Fixed Income — 0.3%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 11,927 94,343
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(2)
.......................... 410 38,368
132,711
Total Registered Investment Companies
(Cost $ 1,616,808 ) .................. 1,677,256
Money Market Registered Investment Companies — 36 .9%
Meeder Government Money Market Fund - Class
F , 4.80%
(3)
....................... 14,180,090 14,180,090
Total Money Market Registered Investment
Companies
(Cost $ 14,180,090 ) ................. 14,180,090
Total Investments — 97 .4%
(Cost $ 35,309,169 ) ................. 37,457,302
Other Assets less Liabilities — 2 .6% ....... 992,329
Total Net Assets — 100 .0% ............. 38,449,631

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,269 17,580
Meeder Conservative Allocation Fund - Retail
Class .......................... 368 8,481
Meeder Dynamic Allocation Fund - Retail Class 3,381 50,958
Meeder Muirfield Fund - Retail Class ....... 1,829 18,872
Total Trustee Deferred Compensation
(Cost $ 73,420 ) .................... 95,891
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2024 ......... 62 12/20/24 7,712,180 146,462
Mini MSCI Emg Mkt Futures
- Dec 2024 ........ 27 12/20/24 1,583,145 92,722
S&P 500 Mini Futures
December 2024 ..... 18 12/20/24 5,232,825 103,521
Total Futures Contracts .. 107 14,528,150 342,705
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.
(4) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.